ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Accrued Liabilities [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES

(in thousands of $)	2016	2015
Vessel operating expenses	4,022	3,676
Administrative expenses	1,414	1,206
Interest expense	8,364	7,764
	13,800	12,646